COLUMBIA FUNDS VARIABLE INSURANCE TRUST

225 Franklin Street

Boston, MA 02110

June 25, 2014

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Insurance Trust (the Registrant)
Variable Portfolio – Multi-Manager Diversified Income Fund
Variable Portfolio – Multi-Manager Interest Rate Adaptive Fund
Post-Effective Amendment No. 57
File Nos. 033-14954 / 811-05199

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 57 (Amendment). This Amendment was filed electronically on June 23, 2014.

If you have any questions regarding this filing, please contact either the undersigned at 617-385-9536 or MaryEllen McLaughlin at 617-385-9540.

Sincerely,

/s/ Ryan C. Larrenaga
Ryan C. Larrenaga
Assistant Secretary
Columbia Funds Variable Insurance Trust